AUGUST 13, 2015

SUPPLEMENT

TO

THE HARTFORD GLOBAL ALL-ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

Effective November 1, 2015, the above referenced Prospectus is revised as follows:

The third sentence in the section entitled “THE SUBSIDIARY” under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER” in the Prospectus is deleted in its entirety and replaced with the following:

In consideration of these services, the Subsidiary pays the Investment Manager a management fee at the annual rate of 0.655%.

This Supplement should be retained with your Prospectus for future reference.

HV-7240	August 2015

AUGUST 13, 2015

SUPPLEMENT

TO

HARTFORD MULTI-ASSET INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective August 13, 2015, Lutz-Peter Wilke is added as a portfolio manager of Hartford Multi-Asset Income Fund (the “Fund”).  Accordingly, effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                      The following is added to the table under the heading “SUMMARY SECTION — MANAGEMENT,” in the Prospectus and the heading “MANAGEMENT,” in the Summary Prospectus:

Portfolio Manager	Title	Involved with Fund Since
Lutz-Peter Wilke	Vice President and Asset Allocation Portfolio Manager	2015

2.                                      The following is added under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers,” in the Prospectus:

Lutz-Peter Wilke, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2015. Mr. Wilke joined Wellington Management as an investment professional in 2015.  Prior to joining Wellington Management, Mr. Wilke was an investment professional with BlackRock Inc. (formerly Merrill Lynch Investment Managers) from 2005 to 2015.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

HV-7239	August 2015